Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,550,000
Previously Paid Amount	0.00
Total Fee Amount	490.26
Total Offset Amount	0.00
Net Fee	490.26
Narrative - Max Aggregate Offering Price	$ 3,550,000
Final Prospectus	true